CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 5,761	$ 17,463
Trade and other receivables	3,966	9,786
Derivative financial instruments	383
Income tax receivable	40	5,204
Other current assets	3,472	4,078
Assets held for sale	61,064	18,309
TOTAL CURRENT ASSETS	74,686	54,840
NON-CURRENT ASSETS
Development and production assets	338,796	338,709
Exploration and evaluation expenditure	34,979	34,366
Property and equipment	1,246	1,211
Income tax receivable, non-current	4,688
Derivative financial instruments	223	279
Deferred tax assets		2,683
TOTAL NON-CURRENT ASSETS	379,932	377,248
TOTAL ASSETS	454,618	432,088
CURRENT LIABILITIES
Trade and other payables	9,051	3,579
Accrued expenses	39,051	19,995
Production prepayment	18,194
Derivative financial instruments	5,618	4,579
Provisions, current	1,158	2,726
Liabilities related to assets held for sale	1,064	941
TOTAL CURRENT LIABILITIES	74,136	31,820
NON-CURRENT LIABILITIES
Credit facilities, net of deferred financing fees	189,310	188,249
Restoration provision	7,567	7,072
Other provisions, non-current	2,158	3,299
Derivative financial instruments	3,728	3,215
Other non-current liabilities	368	610
TOTAL NON-CURRENT LIABILITIES	203,131	202,445
TOTAL LIABILITIES	277,267	234,265
NET ASSETS	177,351	197,823
EQUITY
Issued capital	372,764	373,585
Share based payments reserve	16,250	14,174
Foreign currency translation reserve	(1,134)	(1,842)
Accumulated deficit	(210,529)	(188,094)
TOTAL EQUITY	$ 177,351	$ 197,823